Technology License Agreement (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Royalty expenses					$ 41,790	$ 43,775
Research and development expense	$ 82,500	$ 57,500	$ 247,770	$ 172,500	370,625	$ 256,448
Technology License Agreement [Member]
Research and development expense	25,000	$ 25,000	75,000	75,000
Technology License Agreement [Member] | Third Party Vendor [Member]
Minimum consulting amount			$ 100,000
Royalty percentage of net sales			7.00%
Royalty expenses			$ 1,428,571
Amended Agreement [Member]
Royalty fees			24,616	$ 15,063
Total royalty owed under agreement	$ 190,713		$ 190,713		$ 165,553